Share Purchase and Option Plans (Narrative) (Details) - USD ($) shares in Thousands, $ in Millions	1 Months Ended	11 Months Ended	12 Months Ended
	May. 31, 2012	Apr. 30, 2015	May. 31, 2014	May. 31, 2013
Class C MIUs [Member]
MIU activity [Line Items]
Granted	10,400	591	1,399	455
Vesting period	3 years
Awards cancelled		155	279	1,156
Shares repurchased by the Company		100	0	300
Unrecognized compensation expense		$ 27.5
Intrinsic value of equity-based compensation awards not vested.		$ 28.2
Weighted average remaining contractual life		2 years 8 months 12 days
Class C MIUs [Member] | Modification One [Member]
MIU activity [Line Items]
Incremental stock compensation expense		$ 2.0	$ 11.5	$ 8.5
Class C MIUs [Member] | Modification Two [Member]
MIU activity [Line Items]
Incremental stock compensation expense		$ 8.7	$ 7.0
SoftBrands MIUs [Member]
MIU activity [Line Items]
Shares vested and outstanding		1,600
Class Y Shares [Member]
MIU activity [Line Items]
Shares vested and outstanding		5,100
Issued With Repurchase Feature [Member] | Class C MIUs [Member]
MIU activity [Line Items]
Granted	4,400
Issued Without Repurchase Feature [Member] | Class C MIUs [Member]
MIU activity [Line Items]
Granted	6,000